General Information (Details)	Dec. 31, 2024 Employee
IfrsStatementLineItems [Line Items]
Number of employees	9,638
Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	432
Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	9,638
Senior Executives [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	9
Senior Executives [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	14
Managers And Deputy Managers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	89
Managers And Deputy Managers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	503
Other Workers [Member] | Parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	334
Other Workers [Member] | Consolidated [member]
IfrsStatementLineItems [Line Items]
Number of employees	9,121